Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance at beginning of the year	$ 13,155	$ 10,660	$ 12,103
Additions based on tax positions related to the current year	4	1,590	165
Additions for tax positions of prior year	2,982	1,663	1,012
Reductions of tax positions of prior year	(1,370)	(759)	(2,619)
Reductions related to settlements	0	0	0
Reductions from lapse of statute of limitations	0	0	0
Balance at end of the year	$ 14,771	$ 13,155	$ 10,660